Financial instruments designated at fair value through OCI (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Movement In Available-For-Sale Financial Investments [Roll Forward]
Beginning balance		S/ 21,206	S/ 657
Fair value change recorded in other comprehensive income		5,677	37	S/ 221
Ending balance		26,883	21,206	657
Financial Assets Available-for-Sale, Category [Member]
Movement In Available-For-Sale Financial Investments [Roll Forward]
Beginning balance		21,206	657	436
Fair value change recorded in other comprehensive income		5,677	37	221
Investment shares from spin-off, note 1.3			21,206
Disposals	[1]		(694)
Ending balance		S/ 26,883	S/ 21,206	S/ 657

[1]	As of December 31, 2016, financial instruments designated at fair value through OCI included 256,624 shares of Union Andina de Cementos S.A.A. (UNACEM), which are publicly traded on the Lima Stock Exchange (BVL) and whose fair value is determined based on public price quotes. On December 14, 2017, the Company sold its financial instruments in UNACEM for S/694,000. As a result of this sale, the Company transferred a gain of S/243,000 from the consolidated statement of other comprehensive income to the consolidated statement of profit or loss.